Basis of presentation and significant accounting policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of presentation and significant accounting policies
Basis of presentation and significant accounting policies
Basis of presentation
The accompanying interim unaudited condensed consolidated financial statements have been prepared by us in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). These condensed consolidated financial statements include our accounts and the accounts of our wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.
Certain information and footnote disclosures normally included in our annual financial statements have been omitted. In the opinion of management, the unaudited interim financial statements reflect all adjustments, which with the exception of restructuring accruals described in Note 9, consisted of normal and recurring adjustments, necessary for the fair presentation of our financial position at June 30, 2018, results of our operations for the three and six months ended June 30, 2018 and 2017 and cash flows for the six months ended June 30, 2018 and 2017.
The results for the three and six months ended June 30, 2018 are not necessarily indicative of future results. These condensed consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2017, which are contained in our Annual Report on Form 10-K for the year ended December 31, 2017 (“2017 Annual Report on Form 10-K”) that was filed with the Securities and Exchange Commission (“SEC”) on March 15, 2018.
Use of estimates and summary of significant accounting policies
These condensed consolidated financial statements are presented in conformity with US GAAP, which requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Our significant accounting policies are described in Note 2, “Summary of Significant Accounting Policies,” in our 2017 Annual Report on Form 10-K.
Net loss per share
Basic and diluted net loss per common share are calculated by dividing net loss by the weighted average number of shares outstanding during the period. Potentially dilutive shares, including outstanding stock options and unvested restricted stock units, are only included in the calculation of diluted net loss per share when their effect is dilutive.
The amounts in the table below were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect (in thousands):

	As of June 30,
	2018	2017
Outstanding stock options and restricted stock units	5,396	7,469

Collaborations
In December 2013, we entered into a collaboration agreement, the OvaTure Collaboration, with Intrexon Corporation, or Intrexon, governing the use of Intrexon's synthetic biology technology platform for the accelerated development of our OvaTure platform. The OvaTure Collaboration provided that Intrexon would deliver laboratory and animal data to support the successful filing of an IND for OvaTure.
We participated as an equal member on the Joint Steering Committee, or JSC and Intellectual Property Committee, or IPC. The JSC agreed upon the services and the activities to be included in the work plan, and the IPC had authority over intellectual property matters. We had the tie-breaking vote if there were any disputes with the JSC.
On February 1, 2018, we provided Intrexon with written notice of termination of the OvaTure Collaboration. We believed that we could continue the development of OvaTure by building out our internal capabilities and expertise under the leadership of Dr. James Lillie, our Chief Scientific Officer, and engaging with contract research organizations that have specific, complementary capabilities to our own.
Recent accounting pronouncements
In June 2018, the Financial Accounting Standards Board ("FASB") issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting. ASU 2018-07 is intended to reduce the cost and complexity and to improve financial reporting for non-employee share-based payments. The ASU expands the scope of Topic 718, Compensation-Stock Compensation (which currently only includes share-based payments to employees), to include share-based payments issued to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned. This update is effective for annual and interim periods beginning after December 15, 2018 with early adoption permitted. Upon transition, entities will remeasure unsettled liability-classified awards and any unmeasured equity-classified awards for non-employees at fair value as of the adoption date. A cumulative-effect adjustment to retained earnings will be required as of the beginning of the fiscal year of adoption. We are currently assessing the impact ASU 2016-13 will have on our consolidated financial statements and footnote disclosures thereto.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230) - Restricted Cash. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years using a retrospective transition method to each period presented. The Company adopted this standard as of January 1, 2018 on a retrospective basis, which resulted in the recast of the prior reporting period in the statement of cash flows. For the six months ended June 30, 2018 and 2017, $0.8 million and $0.8 million, respectively, of restricted cash is included in the total of cash and restricted cash balance at the end of period. A reconciliation of cash and restricted cash from our condensed consolidated statement of cash flows to the amounts reported within our condensed consolidated balance sheet is also included in a table below our condensed consolidated statement of cash flows.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 requires changes in the presentation of debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies and distributions received from equity method investees. This update is effective for annual and interim periods beginning after December 15, 2017 using a retrospective transition method to each period presented. We adopted this standard as of January 1, 2018 with no material impact on our consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments. This may result in the earlier recognition of allowances for losses. The guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. We are currently assessing the impact ASU 2016-13 will have on our consolidated financial statements and footnote disclosures thereto.
In February 2016, the FASB issued ASU No. 2016-02, Leases, which is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under ASU 2016-02, a lessee will be required to recognize assets and liabilities for both operating and financing leases with lease terms of more than 12 months. The amendment is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Early adoption is permitted. In July 2018, the FASB issued ASU 2018-11, Leases, to address two requirements of ASU 2016-02. ASU 2018-11 allows entities to recognize a cumulative-effect adjustment from the application of ASU 2016-02 to the opening balance of retained earnings in the period of adoption. In addition, ASU 2018-11 provides lessors with a practical expedient to not separate non-lease components from the associated lease component if certain conditions are met. We are currently assessing the impact ASU 2016-02 will have on our consolidated financial statements and footnote disclosures thereto.
ASU 2014-09, Revenue from Contracts with Customers, amends the guidance for accounting for revenue from contracts with customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and creates a new Topic 606, Revenue from Contracts with Customers. This guidance was effective for the Company on January 1, 2018. Two adoption methods are permitted: retrospectively to all prior reporting periods presented, with certain practical expedients permitted; or retrospectively with the cumulative effect of initially adopting the ASU 2014-09 recognized at the date of initial application. We adopted ASU 2014-09 effective January 1, 2018 and elected to adopt ASU 2014-09 using the modified retrospective approach and applied the standard only to contracts that had not yet been completed as of January 1, 2018. The impact under this methodology to our previously reported revenues is insignificant in the periods reported, and therefore the Company did not record a cumulative catch-up to deferred revenue and accumulated deficit upon adoption of the new standard on January 1, 2018.